Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2029 CNY (¥)	Dec. 31, 2028 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Land use rights, cost						¥ 11,907,443		¥ 11,083,695
Less: accumulated amortization						(1,166,035)		(896,061)
Less: accumulated impairment						(55,008)		(55,008)
Land use rights, net						10,686,400		10,132,626
Amortization expenses for land use rights						¥ 270,100	$ 36,998	¥ 217,323	¥ 178,840
Forecast
Amortization expenses for land use rights	¥ 278,700	¥ 278,700	¥ 278,700	¥ 278,700	¥ 278,700